Notes Payable and Convertible Notes Payable (Details) - Convertible Debt - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 18,619,000	$ 1,380,000	$ 310,000
Less: Discount	(8,030,735)	(1,295,527)	(57,644)
Convertible Notes Payable,	10,588,265	84,473	252,356
Total - Convertible Notes Payable, Net of Discounts, Current Portion	398,117	43,401	252,356
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	10,190,148	41,072	0
Related Party Notes [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		68,750
Less: Discount		(65,918)
Convertible Notes Payable,		2,832
Total - Convertible Notes Payable, Net of Discounts, Current Portion	0	2,832
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion		0
Navy Capital Debenture 1 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	4,000,000
Navy Capital Debenture 2 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	1,000,000
Murray FA Debenture [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	100,000
Darling Capital Debenture [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	532,000
Sabharwal Debenture [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	150,000
Srinivasan Debenture 6 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	75,000
US Convertible Debenture 7 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	12,012,000
Convertible Debt [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	31,250
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	37,500
Convertible Debt [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0
Convertible Debt [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	550,000	0
Convertible Debt [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	55,000	0
Convertible Debt [Member] | YA II PN Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	250,000	750,000	0
Convertible Debt [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		25,000	$ 0
Convertible Debt [Member] | YA II PN Note #2 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 500,000	$ 0